Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A of Deutsche Enhanced Emerging Markets Fixed Income Fund (formerly DWS Enhanced Emerging Markets Fixed Income Fund), Deutsche Enhanced Global Bond Fund (formerly DWS Enhanced Global Bond Fund), Deutsche Global Small Cap Fund (formerly DWS Global Small Cap Growth Fund) (each a, “Fund,” and collectively, the “Funds”), each a series of Deutsche Global/International Fund, Inc. (formerly DWS Global/International Fund, Inc.) (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 127 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2015.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect a change in the diversification status of Deutsche Enhanced Global Bond Fund from “non-diversified” to “diversified.”  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 31, 2014 in Post-Effective Amendment No. 116 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray